Equity-Based Compensation	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Equity-Based Compensation

11. EQUITY-BASED COMPENSATION

The following table summarizes the impact of the equity-based compensation expense recorded in the Company’s Statement Operations:

	Nine Months Ended March 31,
(Dollars in millions)	2013	2012
Stock compensation expense in selling, general, and administrative	$2.2	$2.6

STOCK OPTIONS

The activity of the equity-based compensation program for the nine months ended March 31, 2013 is presented below:

	Time Based Awards Number of Shares	Performance Based Awards Number of Shares	Market Based Awards Number of Shares
Balance at June 30, 2012	38,577	11,614	23,203
Granted	1,400	468	932
Exercised	(75)	—	—
Forfeited/Canceled	(1,414)	(478)	(1,006)

Balance at March 31, 2013	38,488	11,604	23,129

RESTRICTED STOCK UNITS

In addition to nonqualified stock options, as of March 31, 2013 the Company had 3,500 outstanding restricted stock units, with respect to compensation for participants, to receive shares of common stock equal to the units vested upon settlement. As of March 31, 2013 , there were 1,133 non-vested restricted stock units.

13. EQUITY-BASED COMPENSATION

Company Plan

The Company’s stock-based compensation generally includes stock options and restricted stock units. Shares issued relating to the Company’s stock-based plan is generally issued for the purpose of retaining key employees and directors of its subsidiaries. As of June 30, 2012, approximately 4,000 authorized shares are available for future awards under the Company’s stock-based compensation plan. The Company has adopted a form of non-qualified stock option agreement (the “Form Option Agreement”) for awards under the 2007 Plan. Under the Form Option Agreement, a portion of the stock option awards vest over a five-year period of time contingent solely upon the participants’ continued employment with the Company. Other stock option awards will vest over a specified performance period upon achievement of pre-determined operating performance targets over time, while others are market-based awards and vest upon The Blackstone Group’s realization of certain internal rates of return goals and the occurrence of a liquidity event subject to certain other performance criteria. The Form Option Agreement includes certain forfeitures provisions upon a participant’s separation from service with the Company.

Stock Compensation Expense

Stock compensation expense recognized in the consolidated statements of income was $3.7 million, $3.9 million and $2.6 million in fiscal years 2012, 2011 and 2010, respectively. All stock compensation expense is classified in selling, general and administrative expenses. Stock compensation expense is based on awards expected to vest, and therefore has been reduced by estimated forfeitures. Forfeitures are required to be estimated at the time of grant and revised in subsequent periods, if necessary, if actual forfeitures differ from those estimates. As of June 30, 2012, $5.5 million of unrecognized compensation cost related to stock options is expected to be recognized as expense over a weighted-average period of approximately 1.9 years.

Methodology and Assumptions

Stock options are granted with an exercise price at least equal to 100% of the market value on the date of grant. In the 2007 Plan, stock options granted generally cliff-vest 100% five years from the grant date, or the vesting reference date as applicable. Stock options granted typically have a contractual term of 10 years. The grant-date fair value, adjusted for estimated forfeitures, is recognized as expense on a ratable basis over the substantive vesting period. The fair value of stock options is determined using the Black-Scholes-Merton option pricing model for service and performance based awards, and an adaptation of the Black-Scholes-Merton option valuation model, which takes into consideration the internal rate of return thresholds, for market based awards. This model adaptation is essentially equivalent to the use of path dependent-lattice model.

The weighted average of assumptions used in estimating the fair value of stock options granted during each year, along with the weighted-average grant-date fair values, were as follows.

Year Ended June 30,
	2012	2011	2010
Expected volatility	29% - 30%	29% - 30%	30% - 32%
Expected life (in years)	6.5 - 7.5	6.5 - 7.5	6.5 - 7.5
Risk-free interest rates	1.3% - 1.6%	2.7% - 3.2%	3.2% - 3.5%
Dividend yield	None	None	None

The Company’s expected volatility assumption is based on the historical volatility of closing share price of a comparable peer group and other factors. The expected life assumption is primarily based on the “simplified method” which is the mid-point between the vesting date and the end of the contractual term. The risk-free interest rate for the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The weighted-average grant-date fair value of stock options in 2012, 2011, and 2010 was $272.0 per share, $240.8 per share, and $136.1 per share, respectively.

The following table summarizes stock option activity and shares outstanding for the years ended June 30, 2012, June 30, 2011 and June 30, 2010. The exercise price and aggregate intrinsic value are presented on an actual dollar value basis.

		Time			Performance			Market
	Weighted Average Exercise Price	Number of shares	WA Contractual Term	Aggregate Intrinsic Value	Number of shares	WA Contractual Term	Aggregate Intrinsic Value	Number of shares	WA Contractual Term	Aggregate Intrinsic Value
Outstanding as of June 30, 2010	$760.83	36,040	9.1	$3,143,730	11,416	9.4	$1,027,530	27,408	9.4	$2,466,540
Granted	$850.00	5,587	10.0	—	1,266	10.0	—	2,509	10.0	—
Exercised	—	—	—	—	—	—	—	—	—	—
Forfeited	$750.00	(4,886)	—	—	(2,130)	—	—	(9,060)	—	—
Expired / Cancelled	$902.19	(1,964)	—	—	(160)	—	—	—	—	—

Outstanding as of June 30, 2011	$772.00	34,777	8.3	$9,206,150	10,392	8.5	$2,922,760	20,857	8.5	$5,828,590
Granted	$1,134.13	5,830	10.0		1,951	10.0		3,877	10.0
Exercised	$—	—	—		—			—	—
Forfeited	$815.11	(1,308)	—		(558)			(1,531)	—
Expired / Cancelled	$649.27	(722)	—		(171)			—

Outstanding as of June 30, 2012	$827.45	38,577	7.6	$18,420,550	11,614	7.8	$5,664,200	23,203	7.8	$11,088,790
Expected to vest as of June 30, 2012	$816.29	35,392	7.5	$16,897,360	10,589	7.8	$5,175,030	18,723	7.7	$9,225,510
Vested and Exercisable as of June 30, 2012	$783.44	15,220	6.9	$7,757,850	3,880	7.4	$2,108,500	—		$—

Restricted Stock Units

The Company may grant restricted stock units (RSUs) to employees for recognition and retention purposes. RSUs generally vest over a three to five-year period. The grant-date fair value, adjusted for estimated forfeitures, is recognized as expense on a ratable basis over the substantive vesting period. The fair value of RSUs is determined based on the number of shares granted and the fair value of the Company’s common stock on the date of grant.

The following table summarizes non-vested RSU activity for the year ended June 30, 2012.

	RSU Units	Weighted Average Grant-Date Fair Value
Non-vested as of June 30, 2010	2,600	$750
Granted	0	$0
Vested	(600)	$750
Forfeited	0	$0
Non-vested as of June 30, 2011	2,000	$750
Granted	500	$1,040
Vested	(600)	$750
Forfeited	0	$0
Non-vested as of June 30, 2012	1,900	$826

As of June 30, 2012, $0.6 million of unrecognized compensation cost related to RSUs is expected to be recognized as expense over a weighted-average period of approximately 1.5 years. The weighted-average grant-date fair value of RSUs in 2012, 2011 and 2010 was $0.5 million, $0.0 million and $0.8 million, respectively. The fair value of RSUs and restricted stock vested in 2012, 2011 and 2010 was $0.5 million, $0.5 million and $0.3 million, respectively.